Leases - Summary of Contractual Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	$ 262,034	$ 216,190
Less than 1 Year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	40,726	37,330
1-3 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	79,085	67,177
3-5 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	60,372	49,449
More than 5 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	$ 81,851	$ 62,234